FINANCIAL ASSETS (LIABILITIES) - CONCESSIONS AND ITAIPU - Amounts receivable from Parcel A and other financial items (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets And Liabilities
Financial assets	R$ 57,885,123	R$ 55,087,059
Financial Assets - Current	7,224,354	2,337,513
Financial Assets - Noncurrent	50,660,769	52,749,546
Parcel A receivables and other financial items III
Financial Assets And Liabilities
Financial assets (liabilities)	832,013	(9,254)
Financial Assets - Current	569,016	436,596
Financial Assets - Noncurrent	548,536	22,131
Current liabilities	(285,539)	(461,180)
Noncurrent liabilities		(6,801)
CCC
Financial Assets And Liabilities
Financial assets	1,219	1,219
CDE
Financial Assets And Liabilities
Financial assets	2,805	13,538
Base Network
Financial Assets And Liabilities
Financial assets	8,324	130
Cost of Acquisition of Electricity
Financial Assets And Liabilities
Financial assets	267,230	46,103
Itaipu Transport
Financial Assets And Liabilities
Financial liabilities		(369)
PROINFA
Financial Assets And Liabilities
Financial assets (liabilities)	(2,137)	30,663
ESS and EER
Financial Assets And Liabilities
Financial assets (liabilities)	(177,382)	30,273
Neutrality of Sector Charges
Financial Assets And Liabilities
Financial assets (liabilities)	36,438	6,808
Overcontracting
Financial Assets And Liabilities
Financial liabilities	(397,111)	48,684
Other financial components
Financial Assets And Liabilities
Financial liabilities	R$ 298,405	R$ (88,935)